Investment Strategy - Themes Humanoid Robotics ETF	Aug. 15, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive Global Humanoid Robotics Index (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).

The Index

The Index is designed to provide exposure to companies that have business operations in the humanoid robotics industry, including service robotics and AI-driven automation technologies, and companies that design robots for human interaction, industrial and autonomous robots for manufacturing and logistics, assistive and wearable robotics for mobility and healthcare, as well as companies providing artificial intelligence, cognitive computing and advanced hardware technologies that power the next-generation in robotics. The Index is denominated in U.S. dollars. As of June 30, 2025, the Index was comprised of 30 companies with a market capitalization range of between approximately $88 million and $3.9 trillion and a weighted average market capitalization of approximately $167 billion.

In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below), fulfill the following requirements: 1) have a primary listing in South Korea, China or a country classified as a developed country according to the Index Provider (Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States); and 2) have a minimum Average Daily Value Traded of at least $1 million over 1 month and over 6 months prior to and including the Selection Day. The Average Daily Value Traded for a security is the sum of daily value traded over the specified period divided by the number of trading days that fall in the specified period.

Based on the Index Universe, the initial composition of the Index, as well as any selection for an ordinary rebalance, is determined on the Selection Day by first screening publicly available information such as financial news, business profiles and company publications using the Index Provider’s proprietary natural language processing algorithm (“ARTIS®”) to identify companies that have or are expected to have exposure to the provision of products and/or services that contribute to the humanoid robotics industry. The Index Provider identifies relevant search terms for ARTIS® that best represent the humanoid robotics industry, as reflected by the following areas (the “Humanoid Robotics Industry”):

●	Humanoid & Service Robotics: AI-powered robots designed for human-like interaction and assistance in sectors such as customer service, healthcare, and household environments. These systems leverage technologies like natural language processing, dexterous manipulation, and human-robot collaboration to perform complex social and physical tasks in dynamic settings.

●	Industrial & Autonomous Robotics: Smart robotic systems built for manufacturing, logistics, and industrial automation. These robots improve efficiency and precision in structured and semi structured environments, enabled by AI-driven navigation, robotic perception, and adaptive motion control. This segment also includes collaborative robots (cobots) designed to work safely alongside humans.

●	Assistive & Wearable Robotics: Robotic exoskeletons and AI-enhanced wearable systems that support mobility, rehabilitation, and elderly care. These solutions enhance strength and motor function, often integrating advanced cybernic systems and brain-machine interfaces for intuitive control and real-time responsiveness.

●	AI & Cognitive Robotics: Artificial intelligence, machine learning, and automation technologies that drive the next generation of robotics. This segment includes innovations like cognitive computing, sensor fusion, neuromorphic processing, and generative AI—enabling robots to perceive, learn, and make decisions in real time, with increasing levels of autonomy and adaptability.

●	Robot Mobility, Actuation & Mechatronics: Core mechanical and electronic systems that power humanoid motion and interaction. This includes robotic joints, servo motors, high-precision actuators, electric limb systems, and dexterous end effectors. These components provide the physical capabilities required for smooth locomotion, fine motor skills, and human-like movement in bipedal and articulated robots.

Each company identified by ARTIS® receives a score that reflects its exposure to the Humanoid Robotics Industry. This set of companies is then reviewed by the Index Provider and companies are removed from the selection process if they don’t have business operations consistent with the Humanoid Robotics Industry. Companies are only eligible for the Index if they generate at least 50% of their revenues from the Humanoid Robotics Industry. The remaining companies (“Humanoid Robotics Companies”) are ranked by their ARTIS® score (in descending order) and the top 30 companies are selected for inclusion in the Index (“Index Components”). The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology.

“Selection Day” is 20 business days before the Rebalance Day. “Rebalance Day” is the first Wednesday in February, May, August and November. A weight cap is applied for each Index Component by redistributing any weight which is larger than 4.5% to other Index Components proportionally in an iterative manner. Adjustments to the Index are made on Rebalance Day. The Index Components may change over time.

The Fund’s Investment Strategy

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Humanoid Robotics Companies and ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies from developed and/or emerging markets. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.

The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

The following China-related securities may be included in the Index and/or represent investments of the Fund:

●	China A-Shares, which are shares of companies incorporated in mainland China that are traded on the Chinese exchanges and denominated in domestic renminbi. China A-Shares are primarily purchased and sold in the domestic Chinese market. To the extent the Fund invests in China A-Shares, it expects to do so through the trading and clearing facilities of a participating exchange located outside of mainland China (“Stock Connect Programs”). A Renminbi Qualified Foreign Institutional Investor (“RQFII”) or Qualified Foreign Institutional Investor (“QFII”) license may also be acquired to invest directly in China A-Shares.

●	China B-Shares, which are shares of companies listed on the Shanghai or Shenzhen Stock Exchange but quoted and traded in foreign currencies (such as Hong Kong Dollars or U.S. Dollars), which were primarily created for trading by foreign investors.

●	China H-Shares, which are shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange (“H-Shares”), where they are traded in Hong Kong dollars and may be traded by foreign investors.

●	China N-Shares, which are shares of companies with business operations in mainland China and listed on an American stock exchange, such as NYSE or NASDAQ (“N-Shares”).

●	P-Chips, which are shares of private sector companies with a majority of their business operations in mainland China and controlling private Chinese shareholders, which are incorporated outside of mainland China and traded on the Hong Kong Stock Exchange in Hong Kong dollars.

●	S-Chips, which are shares of companies with business operations in mainland China and listed on the Singapore Exchange. S-Chip shares are issued by companies incorporated anywhere, but many are registered in Singapore, the British Virgin Islands, the Cayman Islands, or Bermuda.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions imposed by various governments (e.g., U.S. or China) (such as tax diversification requirements or sanctions) that apply to the Fund but not the Index. Securities subject to sanctions by the U.S., United Kingdom and/or European Union authorities are excluded from the Index Universe by the Index Provider and Index Components that become subject to any such sanctions or nationalization are removed by the Index Provider from the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.

The Fund is non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of June 30, 2025, a significant portion of the Index is represented by securities of companies in the Humanoid Robotics Industry, and the Information Technology, Industrials and Consumer Discretionary sectors. The degree to which components of the Index represent certain sectors or industries may change over time.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).